FINANCIAL INCOME/EXPENSE - Summary of Finance Income Expense Transaction (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 18, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Change in fair value of warrants	$ 99,290,970	$ 23,007,827	$ 122,299,000	$ 0	$ 0
Change in fair value of embedded derivatives			33,900,000	0	0
Interest receivable on RSP loans calculated using effective interest rate			12,760,000	2,963,000	0
Other interest, finance income			204,000	137,000	57,000
Reversal of difference between fair value and nominal value of loans repaid			1,906,000	0	0
Foreign exchange differences			3,732,000	0	0
Total finance income			174,801,000	3,100,000	57,000
Finance cost
Bank charges			(336,000)	(341,000)	(179,000)
Other interest, finance expense			(324,000)	(171,000)	0
Interest payable on convertible notes calculated using effective interest rate, net of capitalized borrowing costs			(2,785,000)	0	0
Interest on leases			(9,852,000)	(5,429,000)	(2,881,000)
Foreign exchange differences			0	(663,000)	(561,000)
Loss on re-estimate of timing of cash flows of RSP loans			(1,745,322)	0	0
Loss on refinancing of RSP loans			(4,292,000)	0	0
Impairment of RSP loans			(13,117,000)	0	0
Other			(87,000)	0	(1,000)
Finance cost			$ (32,538,000)	$ (6,604,000)	$ (3,622,000)